AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.2%
Information Technology – 30.4%
Communications Equipment – 1.8%
Calix, Inc.(a)	52,004	$2,383,864
Lumentum Holdings, Inc.(a)	5,907	266,878

		2,650,742

Electronic Equipment, Instruments & Components – 5.6%
Flex Ltd.(a)	129,220	3,486,355
Keyence Corp.	4,800	1,775,163
Keysight Technologies, Inc.(a)	23,342	3,088,380

		8,349,898

IT Services – 2.4%
Accenture PLC - Class A	11,928	3,663,208

Semiconductors & Semiconductor Equipment – 9.4%
Advanced Micro Devices, Inc.(a)	14,297	1,470,018
ASML Holding NV	4,274	2,516,317
Infineon Technologies AG	88,058	2,916,546
NXP Semiconductors NV	10,616	2,122,351
ON Semiconductor Corp.(a)	24,670	2,293,076
Taiwan Semiconductor Manufacturing Co., Ltd.	172,000	2,804,672

		14,122,980

Software – 11.2%
Adobe, Inc.(a)	6,302	3,213,390
Bentley Systems, Inc. - Class B	27,879	1,398,411
Fair Isaac Corp.(a)	2,909	2,526,554
Intuit, Inc.	6,148	3,141,259
Microsoft Corp.	13,838	4,369,348
Palo Alto Networks, Inc.(a)	9,440	2,213,114

		16,862,076

		45,648,904

Health Care – 18.8%
Health Care Equipment & Supplies – 5.9%
Alcon, Inc.	38,458	2,967,703
Becton Dickinson & Co.	12,545	3,243,259
STERIS PLC	12,356	2,711,154

		8,922,116

Health Care Providers & Services – 3.0%
Apollo Hospitals Enterprise Ltd.	41,803	2,584,891
Laboratory Corp. of America Holdings	9,420	1,893,891

		4,478,782

Life Sciences Tools & Services – 8.4%
Bio-Rad Laboratories, Inc. - Class A(a)	4,948	1,773,611
Bruker Corp.	26,259	1,635,936
Danaher Corp.	14,146	3,509,623
ICON PLC(a)	13,046	3,212,577
West Pharmaceutical Services, Inc.	6,421	2,409,223

		12,540,970

Company	Shares	U.S. $ Value

Pharmaceuticals – 1.5%
Johnson & Johnson	14,230	$2,216,322

		28,158,190

Financials – 15.9%
Capital Markets – 9.5%
Deutsche Boerse AG	19,923	3,440,638
London Stock Exchange Group PLC	33,903	3,397,957
MSCI, Inc.	7,382	3,787,557
Partners Group Holding AG	3,236	3,632,715

		14,258,867

Financial Services – 2.8%
Visa, Inc. - Class A	18,146	4,173,761

Insurance – 3.6%
Aflac, Inc.	43,597	3,346,070
AIA Group Ltd.	264,000	2,135,005

		5,481,075

		23,913,703

Industrials – 15.0%
Aerospace & Defense – 1.6%
Hexcel Corp.	36,594	2,383,733

Commercial Services & Supplies – 4.7%
Tetra Tech, Inc.	20,282	3,083,472
Waste Management, Inc.	25,709	3,919,080

		7,002,552

Construction & Engineering – 1.5%
WSP Global, Inc.	15,524	2,191,018

Machinery – 4.3%
Deere & Co.	6,917	2,610,338
SMC Corp.	5,500	2,465,442
TOMRA Systems ASA	125,238	1,423,193

		6,498,973

Professional Services – 2.9%
Experian PLC	84,602	2,767,126
RELX PLC (London)	49,206	1,660,206

		4,427,332

		22,503,608

Consumer Staples – 7.2%
Household Products – 1.8%
Procter & Gamble Co. (The)	17,916	2,613,228

Company	Shares	U.S. $ Value

Personal Care Products – 5.4%
Dabur India Ltd.	386,063	$2,552,948
Haleon PLC	660,636	2,738,393
Unilever PLC (London)	57,552	2,846,912

		8,138,253

		10,751,481

Consumer Discretionary – 5.0%
Automobile Components – 1.4%
Aptiv PLC(a)	22,198	2,188,501

Automobiles – 2.3%
BYD Co., Ltd. - Class H	111,500	3,435,339

Household Durables – 1.3%
TopBuild Corp.(a)	7,538	1,896,561

		7,520,401

Utilities – 2.5%
Electric Utilities – 1.5%
NextEra Energy, Inc.	39,023	2,235,628

Water Utilities – 1.0%
American Water Works Co., Inc.	12,265	1,518,775

		3,754,403

Energy – 1.4%
Oil, Gas & Consumable Fuels – 1.4%
Neste Oyj	61,294	2,075,944

Materials – 1.0%
Chemicals – 1.0%
Chr Hansen Holding A/S	24,098	1,474,146

Total Common Stocks (cost $119,963,344)		145,800,780

SHORT-TERM INVESTMENTS – 3.2%
Investment Companies – 3.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(b) (c) (d) (cost $4,825,757)	4,825,757	4,825,757

Total Investments – 100.4% (cost $124,789,101)(e)		150,626,537
Other assets less liabilities – (0.4)%		(564,550)

Net Assets – 100.0%		$150,061,987

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	3,851	USD	773	10/03/2023	$6,851
Bank of America, NA	USD	769	BRL	3,851	10/03/2023	(2,899)
Bank of America, NA	USD	770	BRL	3,851	11/03/2023	(6,768)
Bank of America, NA	USD	2,699	AUD	4,165	11/08/2023	(18,002)
Bank of America, NA	CNH	13,387	USD	1,842	01/11/2024	37

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	3,080	CNH	22,379	01/11/2024	$(138)
Barclays Bank PLC	USD	1,077	SEK	11,865	12/07/2023	11,943
Citibank, NA	USD	1,898	KRW	2,418,517	10/26/2023	(108,255)
Citibank, NA	USD	4,408	CAD	5,962	10/27/2023	(16,840)
Citibank, NA	GBP	7,134	USD	8,896	11/17/2023	189,103
Citibank, NA	USD	1,186	GBP	966	11/17/2023	(7,525)
Citibank, NA	HKD	9,960	USD	1,276	11/22/2023	2,184
Citibank, NA	TWD	19,469	USD	614	11/29/2023	7,229
Citibank, NA	INR	217,574	USD	2,606	12/14/2023	(2,930)
Goldman Sachs Bank USA	CHF	2,641	USD	2,959	11/16/2023	59,764
Morgan Stanley Capital Services, Inc.	BRL	3,851	USD	769	10/03/2023	2,899
Morgan Stanley Capital Services, Inc.	USD	782	BRL	3,851	10/03/2023	(16,019)
Morgan Stanley Capital Services, Inc.	USD	3,753	JPY	538,264	10/19/2023	(141,871)
Morgan Stanley Capital Services, Inc.	CAD	1,126	USD	839	10/27/2023	9,396
State Street Bank & Trust Co.	EUR	1,026	USD	1,088	10/12/2023	2,488
State Street Bank & Trust Co.	EUR	384	USD	405	10/12/2023	(710)
State Street Bank & Trust Co.	USD	2,171	EUR	2,003	10/12/2023	(52,300)
State Street Bank & Trust Co.	USD	331	JPY	48,549	10/19/2023	(5,408)
State Street Bank & Trust Co.	CAD	733	USD	543	10/27/2023	3,178
State Street Bank & Trust Co.	USD	475	ZAR	9,091	11/06/2023	3,760
State Street Bank & Trust Co.	GBP	288	USD	359	11/17/2023	7,571
State Street Bank & Trust Co.	NOK	14,395	USD	1,333	12/07/2023	(14,883)
State Street Bank & Trust Co.	USD	259	NOK	2,789	12/07/2023	2,497

						$(85,648)

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $31,753,256 and gross unrealized depreciation of investments was $(6,001,468), resulting in net unrealized appreciation of $25,751,788.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

COUNTRY BREAKDOWN1

September 30, 2023 (unaudited)

64.7%	United States
5.2%	United Kingdom
4.4%	Switzerland
4.2%	Germany
3.4%	India
2.8%	Japan
2.3%	China
1.9%	Taiwan
1.7%	Netherlands
1.5%	Canada
1.4%	Hong Kong
1.4%	Finland
1.0%	Denmark
0.9%	Norway
3.2%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Variable Products Series Fund, Inc.

AB Sustainable Global Thematic Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$35,636,206	$10,012,698		$—	$45,648,904
Health Care	22,605,596	5,552,594		—	28,158,190
Financials	11,307,388	12,606,315		—	23,913,703
Industrials	14,187,641	8,315,967		—	22,503,608
Consumer Staples	2,613,228	8,138,253		—	10,751,481
Consumer Discretionary	4,085,062	3,435,339		—	7,520,401
Utilities	3,754,403	—		—	3,754,403
Energy	—	2,075,944		—	2,075,944
Materials	—	1,474,146		—	1,474,146
Short-Term Investments	4,825,757	—		—	4,825,757

Total Investments in Securities	99,015,281	51,611,256	(a)	—	150,626,537
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	308,900		—	308,900
Liabilities:
Forward Currency Exchange Contracts	—	(394,548)		—	(394,548)

Total	$99,015,281	$51,525,608		$—	$150,540,889

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,497	$28,128	$28,799	$4,826	$204